DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Receivables, Net [Member]
Derivative [Line Items]
Derivative asset	$ 7,552	$ 9,193
Other Receivables, Net [Member] | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	697	607
Other Receivables, Net [Member] | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	1,898	7,305
Other Receivables, Net [Member] | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Accrued Liabilities
Derivative [Line Items]
Derivative Liability	(825)	(7,004)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative Liability	(236)	(986)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative Liability		(129)
Other Assets
Derivative [Line Items]
Derivative asset	29,620	29,868
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	29,620	29,868
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Designated as Hedging Instrument | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	4,739	1,141
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(433)	(5,543)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	218	140
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(156)	(346)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 0	$ 0